Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	$ (506.0)	$ (497.2)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	24.8	26.4	47.5
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,270.1	1,158.9
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,254.0	1,146.3
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	810.0	711.3
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,261.5	1,046.9
Defined Benefit Plan, Contributions by Plan Participants	0.4	1.1
Defined Benefit Plan, Actuarial Gain (Loss)	124.1	15.0
Defined Benefit Plan, Benefits Paid, Net of Contributions	(71.7)	(78.1)
Plan amendments	0	0
Defined Benefit Plan, Special Termination Benefits	0	9.6
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	177.7
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0.1	4.5
Benefit obligation at end of year	1,396.9	1,261.5	1,046.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	815.0	752.8
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	72.5
Defined Benefit Plan, Actual Return on Plan Assets	125.9	12.3
Defined Benefit Plan, Contributions by Employer	63.2	52.7
Defined Benefit Plan, Contributions by Plan Participants, Plan Assets	0.4	1.1
Defined Benefit Plan, Benefits Paid	(71.7)	(78.1)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	4.4	1.7
Fair value of plan assets at end of year	937.2	815.0	752.8
Defined Benefit Plan, Funded Status of Plan	(459.7)	(446.5)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	3.8	1.2
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(7.9)	(7.0)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(455.6)	(440.7)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(459.7)	(446.5)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	411.4	371.2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(37.1)	(42.7)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Transition Assets (Obligations), before Tax	0	0.1
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	374.3	328.6
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	61.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax	1.4
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	5.5
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(22.3)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	45.7
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	58.6
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	75.1
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	77.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	82.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	84.2
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	84.6
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	442.8
Defined Benefit Plan, Accumulated Benefit Obligation	1,365.3	1,235.3
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	26.7	28.9	32.7
Interest cost	55.8	55.9	50.2
Expected return on plan assets	(63.0)	(63.3)	(62.1)
Amortization of prior service cost	(5.5)	(5.6)	(6.1)
Amortization of transition obligation	0	0.2	0.2
Amortization of unrecognized net loss	20.3	14.5	7.7
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0.9	0
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	0	9.6	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	2.0	5.2	0
Net periodic benefit cost	36.3	46.3	22.6
Defined Benefit Plan, Amortization of Net Gains (Losses)	(29.7)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	5.5
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.60%	4.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.50%	2.70%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.60%	4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.30%	7.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.70%	3.40%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	50.5	44.4
Defined Benefit Plan, Contributions by Plan Participants	5.6	5.0
Defined Benefit Plan, Actuarial Gain (Loss)	(2.9)	(7.1)
Defined Benefit Plan, Benefits Paid, Net of Contributions	(8.1)	(7.3)
Plan amendments	(8.9)	0
Defined Benefit Plan, Special Termination Benefits	0	0
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation	0	12.5
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0.7	(0.2)
Benefit obligation at end of year	39.7	50.5	44.4
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0.7	1.0
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	2.2	2.0
Defined Benefit Plan, Contributions by Plan Participants, Plan Assets	5.6	5.0
Defined Benefit Plan, Benefits Paid	(8.1)	(7.3)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Fair value of plan assets at end of year	0.4	0.7	1.0
Defined Benefit Plan, Funded Status of Plan	(39.3)	(49.8)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2.4)	(2.6)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(36.9)	(47.2)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(39.3)	(49.8)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	(24.9)	(24.1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Prior Service Cost (Credit), before Tax	(26.5)	(20.3)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Transition Assets (Obligations), before Tax	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	(51.4)	(44.4)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax	(8.9)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(2.8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Effect of Foreign Currency, before Tax	(0.1)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	2.7
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	2.1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(7.0)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	2.8
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	2.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	2.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	2.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	2.6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	2.4
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	10.8
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0.5	0.5	0.5
Interest cost	2.3	2.7	2.5
Expected return on plan assets	0	0	(0.1)
Amortization of prior service cost	(2.6)	(2.7)	(2.7)
Amortization of transition obligation	0	0	0
Amortization of unrecognized net loss	(2.1)	(1.3)	(1.5)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Defined Benefit Plan, Cost of Providing Special or Contractual Termination Benefits Recognized During Period	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0	0
Net periodic benefit cost	(1.9)	(0.8)	(1.3)
Defined Benefit Plan, Amortization of Net Gains (Losses)	2.0
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	3.5
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.90%	4.80%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.80%	5.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.00%	3.20%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Percent of Plan Assets	81.00%
Equity Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.19%
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	61.00%
Debt Securities [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.43%
Debt Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	38.00%
Other Defined Benefit Plan Assets [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	1.00%
Fair Value, Inputs, Level 1 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	275.7	218.0
Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0.4	0.7
Fair Value, Inputs, Level 1 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	259.1	168.1
Fair Value, Inputs, Level 1 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	15.3	41.7
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1.3	8.2
Fair Value, Inputs, Level 1 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Fair Value, Inputs, Level 2 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	661.5	597.0
Fair Value, Inputs, Level 2 [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	51.9	109.9
Fair Value, Inputs, Level 2 [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	248.3	134.2
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	294.8	230.4
Fair Value, Inputs, Level 2 [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.8	29.5
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	49.2	61.2
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	22.3
Fair Value, Inputs, Level 2 [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.5	9.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	937.2	815.0
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, United States [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	311.0	278.0
Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities, International [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	263.6	175.9
Estimate of Fair Value, Fair Value Disclosure [Member] | US Government Agencies Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	294.8	230.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.8	29.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Corporate Debt Securities [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	49.2	61.2
Estimate of Fair Value, Fair Value Disclosure [Member] | Cash and Cash Equivalents [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1.3	30.5
Estimate of Fair Value, Fair Value Disclosure [Member] | Other Defined Benefit Plan Assets [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	8.5	9.5
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Amount of Curtailment Gain (Loss) in Next Fiscal Quarter	30
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Estimated Amount of Curtailment Gain (Loss) in Next Fiscal Quarter	$ 40